Cover	Apr. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43227
Entity Registrant Name	Suncrete, Inc.
Entity Central Index Key	0002094433
Entity Tax Identification Number	39-4989597
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	817 E. 4th Street
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74120
City Area Code	918
Local Phone Number	355-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RMIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false